UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         August 13, 2010
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    72
                                                    ------------------

Form 13F Information Table Value Total:              $ 314,387
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    15206   192505 SH       Sole                   192505
ALLSTATE CORP.                 COM              020021010      201     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103     3210   160173 SH       Sole                   160173
APPLE INC                      COM              037833100     1765     7016 SH       Sole                     7016
ASCENT MEDIA CORP              COM              043632108     2526   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      280    11587 SH       Sole                    11587
BANK OF AMERICA                COM              060505104      216    15029 SH       Sole                    15029
BERKSHIRE HATHAWAY CL A        COM              084670108      720        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7061    88600 SH       Sole                    88600
BRISTOL-MYERS                  COM              110122108      530    21250 SH       Sole                    21250
BROCADE COMM.                  COM              111621306     5005   970000 SH       Sole                   970000
CHEVRON CORP                   COM              166764100     4808    70857 SH       Sole                    70857
CNO FINL.GROUP                 COM              12621e103    16363  3305750 SH       Sole                  3305750
COCA COLA CO                   COM              191216100     4000    79817 SH       Sole                    79817
CONOCOPHILLIPS                 COM              20825C104      998    20330 SH       Sole                    20330
CVS CORP.                      COM              126650100     6072   207100 SH       Sole                   207100
DISCOVER COMM  C               COM              25470F302    13918   450000 SH       Sole                   450000
DU PONT                        COM              163534109      401    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      366    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      737    12917 SH       Sole                    12917
FEDERATED INVESTORS            COM              314211103      693    33447 SH       Sole                    33447
FORTUNE BRANDS                 COM              349631101    26917   687000 SH       Sole                   687000
GOOGLE INC                     COM              38259P508      960     2157 SH       Sole                     2157
GREAT LAKES DREDGE & DOCK      COM              390607109     5146   857600 SH       Sole                   857600
GRUBB & ELLIS                  COM              400095204       16    16000 SH       Sole                    16000
HARMAN INTL.                   COM              413086109     7472   250000 SH       Sole                   250000
IDT CORPORATION                COM              448947309     4969   389749 SH       Sole                   389749
INTEL CORP                     COM              458140100     1128    58015 SH       Sole                    58015
J.P. MORGAN CHASE              COM              46625H100     5619   153486 SH       Sole                   153486
JOHNSON & JOHNSON              COM              478160104      320     5417 SH       Sole                     5417
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     3675   350000 SH       Sole                   350000
MCDONALD'S CORP.               COM              580135101      314     4774 SH       Sole                     4774
MERITOR SAVINGS BANK           COM              590007100     2631  1061001 SH       Sole                  1061001
MICROSOFT CORP                 COM              594918104     7681   333820 SH       Sole                   333820
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
PACIFIC RIM MINING             COM              694915208       15    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106      779    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1206    46450 SH       Sole                    46450
PFIZER INC                     COM              717081103     7915   555030 SH       Sole                   555030
PHILIP MORRIS INTl.            COM              718172109     8625   188151 SH       Sole                   188151
PINNACLE WEST                  COM              723484101     1313    36100 SH       Sole                    36100
PNC BANK CORP.                 COM              693475105      357     6318 SH       Sole                     6318
POLYMER GROUP INC              COM              731745204     1812    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     3340  1140000 SH       Sole                  1140000
QUALCOMM INC.                  COM              747525103    10287   313245 SH       Sole                   313245
ROYAL DUTCH SHELL              COM              780259206      889    17700 SH       Sole                    17700
TRANS ENERGY INC               COM              89323B306       56    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    17635   500564 SH       Sole                   500564
UNICA CORP                     COM              904583101     5748   600000 SH       Sole                   600000
UNITED BANKSHARES              COM              909907107      263    11000 SH       Sole                    11000
USG Corp                       COM              903293405     1812   150000 SH       Sole                   150000
VERIZON COMM.                  COM              92343V104     6051   215947 SH       Sole                   215947
ZIMMER HOLDINGS                COM              98956P102    10682   197635 SH       Sole                   197635
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     7781   208845 SH       Sole                   208845
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1611    31000 SH       Sole                    31000
SPDR-HEALTHCARE                MUTUAL           81369Y209     3682   130550 SH       Sole                   130550
SPDR-UTILITIES                 MUTUAL           81369Y886      339    12000 SH       Sole                    12000
iSHARES BIOTECH                MUTUAL           464287556      310     4000 SH       Sole                     4000
iSHARES DIVIDEND               MUTUAL           464287168      314     7400 SH       Sole                     7400
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      304     8200 SH       Sole                     8200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    33412   729050 SH       Sole                   729050
ISHARES EAFE GROWTH INDEX      COM              464288885      991    20616 SH       Sole                    20616
SPDR S&P INTL. DIVIDEND        COM              78463X772      389     8600 SH       Sole                     8600
ISHARES COMEX GOLD TRUST       COM              464285105      656    53880 SH       Sole                    53880
SPDR GOLD TRUST                COM              78463v107     8150    66980 SH       Sole                    66980
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2140    71291 SH       Sole                    71291
iSHARES AGGREG. INDEX          BOND             464287226     7435    69320 SH       Sole                    69320
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2200    21175 SH       Sole                    21175
iSHARES INVEST. GRADE CORP.    BOND             464287242     6279    57890 SH       Sole                    57890
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      470    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      944    71227 SH       Sole                    71227
SPDR SHORT TERM MUNI           TAX-FREE         78464A425     6271   260200 SH       Sole                   260200